Employee benefits: variable compensation (Narrative) (Detail 2) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) yr	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Carrying amount of liability related to cash-settled share-based awards	$ 14	$ 22
Variable compensation for the current year	10,755	9,414	$ 7,669
Variable compensation - other
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Variable compensation for the current year	748	610	$ 279
Variable compensation other - outstanding deferred compensation
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Variable compensation for the current year	$ 82	$ 122
Unvested share-based awards
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average remaining contractual term (years) | yr	2.4